Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Marketable Securities [Abstract]
Marketable securities, cost	$ 24,096	$ 22,842
Marketable securities, market value	24,499	22,373
Unrealized gain (loss) on marketable securities	872	2,010	$ (5,179)
Proceeds from sale of marketable securities	11,245	6,150	1,620
Realized gain from sale of marketable securities	$ 1,073	$ 333	$ 29